Goodwill - Summary of Parameters that Make Value in Use Equal to Carrying Amount (Detail)	12 Months Ended
Dec. 31, 2017
Core domestic [member]
Disclosure of Information for Cash-generating Units [Line Items]
WACC before tax	8.52%
Capitalization rate (WACC - g)	8.02%
Capex/Revenues, % on TV	19.26%
Core domestic [member] | Gross carrying amount [member]
Disclosure of Information for Cash-generating Units [Line Items]
WACC before tax	9.26%
Capitalization rate (WACC - g)	8.76%
Capex/Revenues, % on TV	23.08%
International wholesale [member]
Disclosure of Information for Cash-generating Units [Line Items]
WACC before tax	8.31%
Capitalization rate (WACC - g)	7.81%
Capex/Revenues, % on TV	5.86%
International wholesale [member] | Gross carrying amount [member]
Disclosure of Information for Cash-generating Units [Line Items]
WACC before tax	8.70%
Capitalization rate (WACC - g)	8.20%
Capex/Revenues, % on TV	6.34%
Brazil [member]
Disclosure of Information for Cash-generating Units [Line Items]
Percentage change in the stock market price	(32.00%)